LIBERTY STAR GOLD CORP.

2766 N Country Club Road

Tucson, Arizona 85716

Telephone: 520.731.8786

Facsimile: 520.844.1118

www.libertystargold.com

May 10, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	H. Roger Schwall
Assistant Director

Dear Mr. Schwall:

Re: Liberty Star Gold Corp. Registration Statement on Form SB-2 Filed on March 23, 2006 File No. 333-132667

                Thank you for your letter dated April 20, 2006, with respect to the Registration Statement on Form SB-2 filed by Liberty Star Gold Corp. (the “Company”) on March 23, 2006.

We enclose our responses to your comments and two blacklined copies of our Amendment to the Form SB-2. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of April 20, 2006.

General

1. Cornell Capital Partners is entitled to fees equal to 5% of each advance, payable on or before each closing. $500 must also be paid to Yorkville Advisors, LLC an affiliate of Cornell Capital Partners, as a structuring fee upon each cash advance. These fees may be deducted by Cornell Capital from the proceeds of the cash advance. The payment of fees on each closing has no effect on the Investor’s obligation to purchase or accept the shares. We have added the following disclosure on pages 5 and 16 of the registration statement:

These fees may be deducted from the proceeds of each advance. The payment of fees on each closing has no effect on the investors’ obligation to purchase or accept the shares.

2. We confirm that upon the filing of a post-effective amendment that addresses the issues related to any “fundamental changes”, as described in Section 7.2(c) of the Standby Equity Distribution Agreement and provided the conditions of the agreement are met, the investor would remain obligated under the terms of the Standby Equity Distribution Agreement. We have added disclosure relating to this information on pages 5,14,18 and 33 of the registration statement. The new disclosure reads as follows, with a slight modification on page 33:

Upon the filing of a post-effective amendment to the registration statement that addresses the issues related to any fundamental changes, and provided the conditions of the agreement are met, the investor would remain obligated under the terms of the Standby Equity Distribution Agreement. For more information about the Registration of the Common Stock with the SEC, please see Section 7.2(c) of the Standby Equity Distribution Agreement, which is attached as an exhibit to the registration statement of which this prospectus forms a part.

3. We have updated the financial statements and revised our related disclosure included in the registration statement.

Selling Shareholders, page 19

4. We have provided the names of those who have voting and investment control over the entities listed in the table. As you suggest, we referred to Interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the 1997 CF Manual of Publicly Available Telephone Interpretations. As the telephone supplement directs, we used 13d-3 by analogy to make the relevant determinations. Therefore we have added the following information to our disclosure relating to the selling stockholders:

•	Paul Erlich exercises voting and investment power over the shares held by Towns Corporation PTO Ltd.

•	A.D. Wahlhaus and Associates Pty Ltd. holds these shares in trust for the AW Superfund and exercises voting and investment power over these shares.

•	The SanoWar Family Trust exercises voting and investment power over the shares held by Sanovest Holdings Ltd.

•	P. Zihlmann Investment Management AG exercises voting and investment power over the shares held by Timeless Precious Metal Fund SICAV PLC.

•	Richard G de W Wigley exercises voting and investment power over the shares held by La Hougue Financial Management Services Limited.

•	Cat Group AG, a public company in Switzerland, exercises voting and investment power over the shares held by E H & P Investments AG.

•	Gregory D. Curson exercises voting and investment power over the shares held by Nitro-Gen Pty. Ltd. in trust for the Curson Family Trust.

•	Brewin Dolphin Securities Ltd. exercises voting and/or investment power over the shares held by Brewin Nominees Ltd. A/C PLC NG

•	Martin Chimes exercises voting and/or investment power over the shares held by Chimes Holdings Pty. Ltd.

•	L’Avenir Finanz AG exercises voting and investment power over the shares held by Lafina Investment Ltd.

•	Wayne Weaver exercises voting and investment power over the shares held by Kirton Investment Holdings. Ltd.

•

All investment decisions of, and control of, Cornell Capital Partners are held by its general partner, Yorkville Advisors, LLC. Mark Angelo, the managing member of Yorkville Advisors, makes the voting and investment decisions over these sharse on behalf of Yorkville Advisors.

•

Newbridge Securities Corporation is an unaffiliated registered broker-dealer that has been retained by us under a Placement Agent Agreement. For its services in connection with the Standby Equity Distribution Agreement, on March 8, 2006 Newbridge Securities Corporation received a $10,000 fee, which was paid by the issuance of 8,850 shares of common stock. These shares are being registered in this offering. All investment decisions of Newbridge Securities Corporation are made by its President, Guy Amico.

5. We have revised our disclosure on pages 19 and 21 to remove the inconsistency. The disclosure now reads as follows:

Other than Newbridge Securities Inc., none of the selling stockholders is a broker-dealer or an affiliate of a broker-dealer. Newbridge Securities Inc. is a registered broker-dealer. We have engaged Newbridge Securities Corporation to advise it in connection with the Standby Equity Distribution Agreement. Newbridge Securities Corporation was paid a fee of $10,000 by the issuance of 8,850 shares of common stock on March 8, 2006.

Where you can find more information

6. We have revised to disclose the correct address of the Securities and Exchange Commission at 100 F Street N.E. Washington, DC 20549

Undertakings, Part II

7. We have revised our undertakings so that they are consistent with the requirements of Item 512 of Regulation S-B.

We understand that you may have additional comments after reviewing our amendment and responses.

We acknowledge that we are responsible for the accuracy and the adequacy of the disclosure in the filings reviewed by the staff of the SEC.

We further acknowledge that:

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and, the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

/s/ James Briscoe
James Briscoe
President and Chief Executive Officer

Encl.

cc: Bernard Pinsky

Clark Wilson LLP

By Fax: (604) 687-6314